Income Taxes - Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Effective Income Tax Rate
Statutory U.S. tax rate	21.00%	21.00%	21.00%
State income taxes - net of federal benefit	0.90%	1.20%	0.50%
International income taxes - net	(1.20%)	(1.20%)	0.20%
Global Intangible Low Taxed Income (GILTI)	0.70%	0.80%	1.80%
Foreign Derived Intangible Income (FDII)	(3.10%)	(1.80%)	(2.90%)
U.S. research and development credit	(0.70%)	(1.00%)	(1.70%)
Reserves for tax contingencies	0.60%	0.50%	2.30%
Employee share-based payments	(0.60%)	(0.50%)	(1.30%)
All other - net	0.20%	0.70%	(0.20%)
Effective worldwide tax rate	17.80%	19.70%	19.70%